Summary Of Significant Accounting Policies (Policies) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The Plan’s financial statements are presented using the accrual method of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and changes therein. Actual results could differ from those estimates.

Risks, Uncertainties and Concentrations
Risks, Uncertainties and Concentrations
The Plan provides for various investment options as described in Note 1. The underlying investments held by the investment options may include stocks, bonds, fixed income securities, mutual funds and other investment securities. Such investments are exposed to various risks, such as interest rate, market and credit risk. Due to the level of risk associated with certain investment securities and the

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level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the values of investment securities in the near term could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits.
As of December 31, 2025 and 2024, there was one investment that represented 26% of investments, respectively. See the schedule of assets (held at end of year) for a complete list of investments as of December 31, 2025.

Contributions and Contributions Receivables
Contributions and Contributions Receivables
Contributions are recorded in the period in which payroll deductions are made. Contributions receivable are obligations arising from amounts owed to the Plan from participants or the Employer that have not been included in the Plan’s investments at year end. Contributions receivable are recorded at cost, which approximates their fair value. Total contributions receivable were $1,253 and $1,322 at December 31, 2025 and 2024, respectively.

Valuation of Investments
Valuation of Investments
The Plan’s investments are reported at fair value. At December 31, 2025 and 2024 the Plan held a Stable Value Fund which was reported at contract value. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). See Note 4 for further discussion of fair value and fair value measurements. See Note 8 for further discussion of the investment carried at contract value.

Investment Income
Investment Income
Purchases and sales of the investments within the Plan are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend
date. Interest income is recorded on the accrual basis.

Security Transactions
Security Transactions
The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation or depreciation in the fair value of its investments which consists of the realized gains and losses and the unrealized appreciation (depreciation) on those investments. Realized gains and losses on security transactions are determined on the trade date (the date the order to buy or sell is executed) as the difference between proceeds received and historical cost. Unrealized gains and losses represent the net change in market value of investments held during the year which are presented at fair value, with adjustments for investments sold.
Upon withdrawal from the Plan, participants invested in Company stock may elect to receive cash or Company stock. Whenever a participant receives stock, the difference between the cost of such stock and the market value on the applicable valuation date is reflected as a realized gain or loss of the Plan. Gains or losses are also realized whenever stocks are sold in satisfaction of the participants’ election to take cash upon withdrawal.

Vesting and Forfeitures
Vesting and Forfeitures
Company and active participants’ capital accumulation contributions, and participants’ savings contributions, and the earnings thereon, are fully and immediately vested, with the exception of non-active
participants transferred in from other plans, which continue to be subject to the former plans’ vesting requirements. Any amounts which became forfeitures since the last Plan year may be made available to reinstate the previously forfeited account balance of former participants, if any, or used to pay any administrative expenses of the Plan, in that order. Forfeitures may also be used during the Plan year to correct the improper exclusion of any otherwise eligible employees. The remaining forfeitures, if any, may be used to offset any owed Company contribution to be made. Accordingly, the forfeiture balance as of December 31, 2025 and 2024 was $1,192 and $853, respectively. During 2025, $304 of forfeitures were used to pay Plan administrative expenses.

Expenses of the Plan
Expenses of the Plan
Certain expenses of the Plan and its administration, including fees and expenses of the Trustee, are paid by the Company, which are excluded from these financial statements. All taxes, commissions and other charges on purchases, sales and transfers of Company stock and other securities are paid by the Trustee out of the fund or account involved in such purchase or sale. Participants are responsible for their own managed account fees, brokerage fees, and loan fees. A quarterly administrative fee is charged to each participant’s account.

Administration	Administration The Committee is responsible for the general administration of the Plan and for carrying out its provisions. Members of the Committee serve without compensation from the Plan.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivables from participants may be granted to participants in an amount not to exceed 50% of the participant’s contribution account. The maximum loan amount is fifty thousand
dollars minus the participant’s highest loan balance (if any) during the previous 12 months; the minimum loan amount is one thousand
dollars. Loans may be repaid through payroll deductions over a selected period between 12 months and 60 months. An employee is allowed only one loan at a time. If an employee misses payments, he/she will be required to make up the payments and accrued interest immediately. Failure to keep the loan current could result in the loan being classified as a “deemed distribution”, which is taxable income to the employee. Interest on the loan is set at the time of issuance, and the rate is the prime rate plus 1%. At December 31, 2025, interest rates range from 4.25% to 9.50%. Notes receivable from participants are reported at their outstanding principal plus any accrued interest.

Termination Priorities
Termination Priorities
The Company reserves the right, by action of the board, to amend, suspend or terminate the Plan. In the event that the Plan is terminated or the Company discontinues its contributions, all amounts allocated to the participants’ accounts and all assets held under the Plan will be fully vested and will be held for distribution to the participants.

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The Company currently has no plans to terminate the Plan.

Benefit Payments
Benefit Payments
At December 31, 2025 and 2024, there were no benefit claims which had been processed and approved for payment but not yet paid. At Empower Retirement, benefit payments are determined, paid and taxed to participants based upon the date the check is first processed. For financial statement purposes, benefit payments are recorded when paid.